Consolidated statements of operations and comprehensive loss (USD $)	11 Months Ended	12 Months Ended
	Nov. 30, 2009	Nov. 30, 2011	Nov. 30, 2010
Revenue
Research and development	$ 630,179	$ 501,814	$ 1,459,385
	630,179	501,814	1,459,385
Expenses
Research and development	1,937,456	5,125,608	4,533,310
Selling, general and administrative	975,197	2,925,454	2,699,204
Depreciation	344,768	227,456	242,778
Write-down on long lived assets (Note 5)			36,481
	3,257,421	8,278,518	7,511,773
Loss from operations	(2,627,242)	(7,776,704)	(6,052,388)
Fair value adjustment of derivative liabilty (Note 14)	286,983	5,346,878	223,782
Financing expense (Note 10)		(2,357,732)
Net foreign exchange (loss) gain	587,642	(70,036)	138,949
Interest income	1,822	60,790	27,001
Interest expense	(87,940)	(83,473)	(98,435)
Loss	(1,838,735)	(4,880,277)	(5,761,091)
Other comprehensive income (loss)
Foreign exchange translation adjustment	(727,491)	110,441	116,368
Comprehensive loss	$ (2,566,226)	$ (4,769,836)	$ (5,644,723)
Loss per common share, basic and diluted (in Dollars per share)	$ (0.19)	$ (0.33)	$ (0.53)
Weighted average number of common shares outstanding, basic and diluted (in Shares)	9,512,131	14,994,118	10,907,054